Income Tax Expense (Recovery) - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 62,958	$ 40,556
Increases for positions related to the current year	8,608	2,106
Increase for positions taken in prior periods		4,121
Decrease for positions taken in prior periods	14,564
Freight tax liability, Decrease Resulting from Settlements with Taxing Authorities	(9,372)	0
Decrease related to statute limitations	2,372	0
Ending balance	$ 45,258	$ 46,783